Other Non-Current Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other non-current assets, net of allowance for credit losses	¥ 881	$ 100	¥ 2,930